Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	£ 37	£ 76		£ 91
Net interest (expense)/income	8,122	9,407		9,062
Other income	31	99		114
Credit impairment charges	(4,838)	(1,912)		(1,468)
Operating expenses	(13,886)	(15,434)		(16,243)
(Loss)/profit before tax	3,065	4,357	[1]	3,494	[1]
Taxation	(604)	(1,003)		(911)
(Loss)/profit after tax	2,461	3,354		2,583
Other comprehensive income/(oss)	(395)	(561)		248
Total comprehensive income for the year	2,066	2,793		2,831
(Loss)/profit after tax attributable to:
Ordinary equity holders	1,526	2,461		1,597
Other equity instrument holders	857	813		752
(Loss)/profit after tax	2,461	3,354		2,583
Total comprehensive (loss)/income attributable to:
Equity holders of the parent	1,988	2,713		2,597
Other equity instrument holders	78	80		234
Total comprehensive (loss)/income	2,066	2,793		2,831
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	763	1,560		15,360
Net interest (expense)/income	(175)	214		(101)
Other income	1,192	1,760		923
Credit impairment charges	(2,573)	0		0
Operating expenses	(241)	(267)		(312)
(Loss)/profit before tax	(1,034)	3,267		15,870
Taxation	16	(86)		79
(Loss)/profit after tax	(1,018)	3,181		15,949
Other comprehensive income/(oss)	0	0		0
Total comprehensive income for the year	(1,018)	3,181		15,949
(Loss)/profit after tax attributable to:
Ordinary equity holders	(1,875)	2,368		15,197
Other equity instrument holders	857	813		752
(Loss)/profit after tax	(1,018)	3,181		15,949
Total comprehensive (loss)/income attributable to:
Equity holders of the parent	(1,875)	2,368		15,197
Other equity instrument holders	857	813		752
Total comprehensive (loss)/income	£ (1,018)	£ 3,181		£ 15,949

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .